Derivative Instruments and Hedging Activities - Forward Foreign Exchange Contracts (Details) - Forward exchange contracts
€ in Millions, £ in Millions, Kč in Millions, Ft in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions
	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CZK (Kč)	Sep. 30, 2024 EUR (€)	Sep. 30, 2024 CAD ($)	Sep. 30, 2024 MXN ($)	Sep. 30, 2024 HUF (Ft)	Sep. 30, 2024 NZD ($)	Mar. 31, 2024 GBP (£)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 CZK (Kč)	Mar. 31, 2024 EUR (€)	Mar. 31, 2024 CAD ($)	Mar. 31, 2024 MXN ($)	Mar. 31, 2024 HUF (Ft)	Mar. 31, 2024 NZD ($)
British Pound Sterling
Derivative [Line Items]
US Dollar Amount or Notional Amount | £								£ 0.5
Derivative Liability, Notional Amount									$ 0.6
Weighted Average Exchange Rate Per $1 USD								0.79	0.79	0.79	0.79	0.79	0.79	0.79	0.79
Czech Koruna
Derivative [Line Items]
US Dollar Amount or Notional Amount	$ 7.7	Kč 180.0								Kč 180.0
Derivative Liability, Notional Amount									$ 7.7
Weighted Average Exchange Rate Per $1 USD	23.29	23.29	23.29	23.29	23.29	23.29	23.29	23.29	23.29	23.29	23.29	23.29	23.29	23.29	23.29
Euro
Derivative [Line Items]
US Dollar Amount or Notional Amount	$ 16.6		€ 14.8								€ 0.6
Derivative Liability, Notional Amount									$ 0.5
Weighted Average Exchange Rate Per $1 USD	0.9	0.9	0.9	0.9	0.9	0.9	0.9	0.91	0.91	0.91	0.91	0.91	0.91	0.91	0.91
Canadian Dollar
Derivative [Line Items]
US Dollar Amount or Notional Amount	$ 11.1			$ 15.0								$ 21.4
Derivative Liability, Notional Amount									$ 15.9
Weighted Average Exchange Rate Per $1 USD	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.34	1.34	1.34	1.34	1.34	1.34	1.34	1.34
PLN
Derivative [Line Items]
Derivative Liability, Notional Amount									$ 3.0
Weighted Average Exchange Rate Per $1 USD								18.95	18.95	18.95	18.95	18.95	18.95	18.95	18.95
Mexican Peso
Derivative [Line Items]
US Dollar Amount or Notional Amount	$ 10.4				$ 199.1								$ 56.7
Weighted Average Exchange Rate Per $1 USD	19.73	19.73	19.73	19.73	19.73	19.73	19.73
Hungarian Forint
Derivative [Line Items]
US Dollar Amount or Notional Amount	$ 3.9					Ft 1,498.7								Ft 1,450.0
Derivative Liability, Notional Amount									$ 4.0
Weighted Average Exchange Rate Per $1 USD	371.46	371.46	371.46	371.46	371.46	371.46	371.46	360.17	360.17	360.17	360.17	360.17	360.17	360.17	360.17
New Zealand Dollar
Derivative [Line Items]
US Dollar Amount or Notional Amount	$ 2.3						$ 3.6								$ 73.9
Derivative Liability, Notional Amount									$ 45.3
Weighted Average Exchange Rate Per $1 USD	1.64	1.64	1.64	1.64	1.64	1.64	1.64	1.64	1.64	1.64	1.64	1.64	1.64	1.64	1.64